UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-07896

                    GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Semiannual Report — June 30, 2017

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 12.4% compared with increases of 7.0% and 10.7% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since Inception (2/3/94)

	Six Month	1 Year	5 Year	10 Year	15 Year
Class AAA (GAGCX)	12.41%	15.43%	7.19%	2.22%	5.04%	4.79%
Bank of America Merrill Lynch Global 300 Convertible Index	6.98	14.30	10.21	5.59	6.73	N/A(b)
MSCI World Index	10.66	18.20	11.38	3.97	7.21	6.68(c)
Lipper Convertible Securities Fund Average	6.69	14.41	9.09	5.39	7.16	7.40
Class A (GAGAX)	12.42	15.47	7.12	2.23	5.07	4.81
With sales charge (d)	5.96	8.83	5.85	1.63	4.65	4.54
Class C (GACCX)	11.98	14.63	5.68	1.10	4.02	4.12
With contingent deferred sales charge (e)	10.98	13.63	5.68	1.10	4.02	4.12
Class I (GAGIX)	12.76	16.03	7.45	2.48	5.22	4.91

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 1.61%, 1.61%, 2.36%, and 1.36%, respectively and effective October 1, 2016, the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) are 1.61%, 1.61%, 2.36%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	There are no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(c)	MSCI World Index since inception performance is as of January 31, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Rising Income and Dividend Fund Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,124.10	1.58%	$8.32
Class A	$1,000.00	$1,124.20	1.58%	$8.32
Class C	$1,000.00	$1,119.80	2.33%	$12.25
Class I	$1,000.00	$1,127.60	1.00%	$5.28
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.96	1.58%	$7.90
Class A	$1,000.00	$1,016.96	1.58%	$7.90
Class C	$1,000.00	$1,013.24	2.33%	$11.63
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The Gabelli Global Rising Income and Dividend Fund

Food and Beverage	17.4%
U.S. Government Obligations	16.1%
Financial Services	13.2%
Telecommunications	5.9%
Electronics.	5.7%
Consumer Products	4.5%
Diversified Industrial	4.3%
Health Care	4.0%
Machinery	3.4%
Cable and Satellite	3.1%
Building and Construction	2.6%
Energy and Utilities	2.5%
Automotive: Parts and Accessories	2.5%
Wireless Communications	1.9%
Automotive	1.8%
Hotels and Gaming	1.7%

Entertainment	1.4%
Specialty Chemicals	1.4%
Retail	1.1%
Publishing	1.1%
Computer Software and Services	0.9%
Equipment and Supplies	0.8%
Energy and Energy Services	0.6%
Consumer Services	0.6%
Metals and Mining	0.5%
Business Services	0.3%
Aviation: Parts and Services	0.0%*
Other Assets and Liabilities (Net)	0.7%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 2.7%
	Automotive — 1.5%
	Navistar International Corp., Sub. Deb.,
$ 450,000	4.500%, 10/15/18	$436,787	$450,844
300,000	4.750%, 04/15/19	300,000	293,438

		736,787	744,282

	Building and Construction — 0.4%
250,000	Layne Christensen Co., 4.250%, 11/15/18	245,556	223,594

	Computer Software and Services — 0.1%
10,000	VeriSign Inc., STEP, 4.452%, 08/15/37	13,133	27,275

	Consumer Services — 0.2%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	88,729	80,188

	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0	0

	Metals and Mining — 0.5%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	317,078	250,156

	TOTAL CONVERTIBLE CORPORATE BONDS	1,401,283	1,325,495

	CORPORATE BONDS — 0.1%
	Equipment and Supplies — 0.1%
30,000	Mueller Industries Inc., 6.000%, 03/01/27	30,000	30,900

Shares
	COMMON STOCKS — 80.4%
	Automotive — 0.3%
5,000	General Motors Co.	168,382	174,650

	Automotive: Parts and Accessories — 2.5%
17,000	Dana Inc.	291,299	379,610
4,000	Federal-Mogul Holdings Corp.†	37,917	40,000
1,500	Genuine Parts Co.	137,115	139,140
5,000	Linamar Corp.	218,528	246,453
10,000	Uni-Select Inc	229,164	241,518
2,000	Visteon Corp.†	212,042	204,120

		1,126,065	1,250,841

	Aviation: Parts and Services — 0.0%
200	Curtiss-Wright Corp.	17,951	18,356

	Building and Construction — 2.2%
28,000	Armstrong Flooring Inc.†	523,970	503,160
500	Chofu Seisakusho Co. Ltd.	11,059	11,900
2,800	GCP Applied Technologies Inc.†	87,043	85,400
9,000	Herc Holdings Inc.†	296,654	353,880

Shares		Cost	Market Value
2,865	Johnson Controls International plc	$102,586	$124,226
1,000	Lennar Corp., Cl. B	36,499	44,970

		1,057,811	1,123,536

	Business Services — 0.3%
4,000	JCDecaux SA	133,392	131,210

	Cable and Satellite — 3.1%
500	EchoStar Corp., Cl. A†	26,760	30,350
2,000	Liberty Global plc, Cl. C†	71,200	62,360
20,000	Rogers Communications Inc., Cl. B	707,828	944,200
40,000	Sky plc	527,286	517,857

		1,333,074	1,554,767

	Computer Software and Services — 0.8%
19,000	Global Sources Ltd.†	127,477	380,000

	Consumer Products — 4.5%
1,000	Eastman Kodak Co.†	406	9,100
5,000	Essity AB, Cl. A†	123,669	136,978
8,234	Hunter Douglas NV	344,086	701,104
2,000	L’Oreal SA	335,032	416,657
1,500	Salvatore Ferragamo SpA	29,710	40,004
25,000	Scandinavian Tobacco Group A/S	414,936	407,044
5,000	Svenska Cellulosa AB, Cl. A	32,874	43,325
8,800	Swedish Match AB	282,573	309,917
7,000	Unicharm Corp	139,942	175,630

		1,703,228	2,239,759

	Consumer Services — 0.4%
10,000	Ashtead Group plc	199,571	206,960

	Diversified Industrial — 4.3%
4,664	Aerojet Rocketdyne Holdings Inc.†	39,503	97,009
9,000	Ampco-Pittsburgh Corp.	142,961	132,750
1,000	Bouygues SA	41,132	42,168
500	Crane Co.	37,572	39,690
1,000	EnPro Industries Inc.	64,026	71,370
7,000	General Electric Co.	167,090	189,070
7,500	Jardine Matheson Holdings Ltd.	400,456	481,500
16,000	Jardine Strategic Holdings Ltd.	535,080	667,040
16,000	Myers Industries Inc.	252,055	287,200
2,500	Textron Inc.	72,397	117,750
500	Trinity Industries Inc.	13,624	14,015

		1,765,896	2,139,562

	Electronics — 5.7%
2,500	Agilent Technologies Inc	108,589	148,275
38,000	Sony Corp.	1,056,754	1,448,037
32,000	Sony Corp., ADR	694,806	1,222,080
1,000	Stratasys Ltd.†	18,420	23,310

		1,878,569	2,841,702

	Energy and Energy Services — 0.6%
6,000	BP plc, ADR	202,748	207,900

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Energy Services (Continued)
800	Chart Industries Inc.†	$27,314	$27,784
14,000	Weatherford International plc†	90,139	54,180

		320,201	289,864

	Energy and Utilities — 2.5%
10,000	Cameco Corp.	96,731	91,000
3,000	National Fuel Gas Co.	164,089	167,520
9,166	National Grid plc, ADR	689,617	575,808
11,803	Royal Dutch Shell plc, Cl. B	268,350	317,069
4,000	Severn Trent plc	114,807	113,678

		1,333,594	1,265,075

	Entertainment — 1.4%
7,000	Discovery Communications Inc., Cl. A†	204,405	180,810
7,000	Grupo Televisa SAB, ADR	164,131	170,590
9,000	International Game Technology plc	166,947	164,700
50,000	ITV plc	150,101	118,133
1,500	Viacom Inc., Cl. B	55,350	50,355
1,000	Vivendi SA	23,327	22,261

		764,261	706,849

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	100,232	163,920
6,000	Mueller Industries Inc.	175,719	182,700

		275,951	346,620

	Financial Services — 13.2%
1,000	American Express Co.	80,155	84,240
8,800	American International Group Inc.	341,298	550,176
3	Berkshire Hathaway Inc., Cl. A†	358,105	764,100
15,000	Citigroup Inc.	809,386	1,003,200
6,000	Comerica Inc.	269,538	439,440
15,500	Deutsche Bank AG	280,001	275,745
4,000	EXOR NV	144,747	216,506
25,000	FinecoBank Banca Fineco SpA	165,311	196,736
45,000	GAM Holding AG	649,994	603,035
3,000	H&R Block Inc.	60,919	92,730
2,000	Julius Baer Group Ltd.	103,649	105,225
17,000	Kinnevik AB, Cl. A	537,255	601,529
3,500	Legg Mason Inc.	94,123	133,560
5,000	Morgan Stanley	122,102	222,800
10,000	Nordnet AB, Cl. B†	41,998	45,105
2,600	T. Rowe Price Group Inc	190,037	192,946
10,000	The Bank of New York Mellon Corp.	315,339	510,200
1,500	The PNC Financial Services Group Inc.	102,907	187,305
3,000	UBS Group AG.	50,638	50,940
1,000	W. R. Berkley Corp.	37,130	69,170
5,000	Wells Fargo & Co.	171,100	277,050

		4,925,732	6,621,738

Shares		Cost	Market Value
	Food and Beverage — 17.4%
7,600	Chr. Hansen Holding A/S	$328,955	$552,751
7,000	Danone SA	488,326	526,155
130,000	Davide Campari-Milano SpA	483,830	916,120
6,000	Diageo plc, ADR	665,409	718,980
3,800	Fomento Economico Mexicano SAB de CV, ADR	299,692	373,692
2,500	General Mills Inc.	124,421	138,500
2,000	Heineken NV	133,144	194,463
2,500	Kellogg Co.	127,291	173,650
4,000	Kerry Group plc, Cl. A	300,765	344,427
6,000	Kikkoman Corp.	104,672	191,509
14,000	Maple Leaf Foods Inc., Toronto	243,879	353,455
1,000	McCormick & Co. Inc., Cl. V	85,846	97,630
1,500	McCormick & Co. Inc., Non-Voting	106,428	146,265
200	National Beverage Corp.	11,204	18,712
16,000	Nestlé SA	1,149,833	1,392,429
100,000	Parmalat SpA	319,875	346,072
3,200	Pernod Ricard SA	357,005	428,536
14,000	Remy Cointreau SA	1,034,431	1,634,991
1,000	The Kraft Heinz Co.	58,356	85,640
400,000	Yashili International Holdings Ltd.†	170,861	77,362

		6,594,223	8,711,339

	Health Care — 4.0%
200	Becton, Dickinson and Co.	20,442	39,022
3,500	Bristol-Myers Squibb Co.	118,262	195,020
1,000	CR Bard Inc.	302,780	316,110
1,800	ICU Medical Inc.†	108,041	310,500
4,500	Idorsia Ltd.†	46,327	84,941
1,500	Johnson & Johnson	169,964	198,435
1,000	Patterson Cos., Inc.	33,669	46,950
8,000	Pfizer Inc.	187,223	268,720
5,000	Roche Holding AG, ADR	93,345	159,000
3,500	STADA Arzneimittel AG	246,998	248,207
4,000	The Spectranetics Corp.†	153,529	153,600

		1,480,580	2,020,505

	Hotels and Gaming — 1.7%
237,500	Mandarin Oriental International Ltd.	380,503	475,000
180,000	The Hongkong & Shanghai Hotels Ltd.	270,882	325,074
200	Wynn Resorts Ltd.	19,669	26,824

		671,054	826,898

	Machinery — 3.4%
102,000	CNH Industrial NV, Borsa Italiana	974,433	1,155,093
39,000	CNH Industrial NV, New York	313,681	443,820
1,000	Mueller Water Products Inc., Cl. A	11,460	11,680
4,000	Twin Disc Inc.†	63,171	64,560

		1,362,745	1,675,153

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing — 1.1%
30,000	The E.W. Scripps Co., Cl. A†	$556,298	$534,300

	Retail — 1.1%
8,000	Hertz Global Holdings Inc.†	127,783	92,000
5,000	J.C. Penney Co. Inc.†	37,548	23,250
7,500	Macy’s Inc.	264,256	174,300
1,500	Nathan’s Famous Inc.†	91,784	94,500
2,200	Walgreens Boots Alliance Inc.	135,948	172,282

		657,319	556,332

	Specialty Chemicals — 1.4%
700	Ashland Global Holdings Inc.	35,829	46,137
4,000	International Flavors & Fragrances Inc.	413,216	540,000
200	The Chemours Co.	1,720	7,584
4,000	Valvoline Inc.	83,077	94,880

		533,842	688,601

	Telecommunications — 5.9%
500	CenturyLink Inc.	15,295	11,940
4,000	Cincinnati Bell Inc.†	64,600	78,200
7,000	Harris Corp.	549,658	763,560
50,000	Koninklijke KPN NV	139,515	159,958
60,000	Pharol SGPS SA, ADR	30,852	18,870
2,000	Proximus SA	55,818	69,968
33,000	Sistema PJSC, GDR	266,926	137,940
54,000	Telefonica Deutschland Holding AG	300,437	269,710
40,000	VEON Ltd., ADR	165,556	156,400
3,300	Verizon Communications Inc.	158,780	147,378
40,000	Vodafone Group plc, ADR	1,381,428	1,149,200

		3,128,865	2,963,124

	Wireless Communications — 1.9%
16,000	Millicom International Cellular SA, SDR	1,025,671	945,031

	TOTAL COMMON STOCKS	33,141,752	40,212,772

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.1%
$ 8,082,000	U.S. Treasury Bills, 0.627% to 1.111%††, 07/06/17 to 12/14/17	8,073,105	8,072,948

	TOTAL INVESTMENTS — 99.3%	$42,646,140	49,642,115

	Other Assets and Liabilities (Net) — 0.7%		363,257

	NET ASSETS — 100.0%		$50,005,372

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2017.

Geographic Diversification	%of Market Value	Market Value
United States	46.1%	$22,881,342
Europe	36.3	18,027,229
Latin America	7.0	3,482,688
Japan	6.1	3,049,157
Canada	3.8	1,876,625
Asia/Pacific	0.7	325,074

	100.0%	$49,642,115

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $42,646,140)	$49,642,115
Foreign currency, at value (cost $533,246)	549,242
Cash	956
Deposit at brokers	17
Receivable for Fund shares sold	46,750
Receivable for investments sold	34,984
Receivable from Adviser	12,176
Dividends and interest receivable	128,008
Prepaid expenses	11,874

Total Assets	50,426,122

Liabilities:
Payable for Fund shares redeemed	3,000
Payable for investments purchased	339,736
Payable for investment advisory fees	40,735
Payable for distribution fees	1,941
Payable for legal and audit fees	17,645
Other accrued expenses	17,693

Total Liabilities	420,750

Net Assets (applicable to 1,945,080 shares outstanding)	$50,005,372

Net Assets Consist of:
Paid-in capital	$42,286,485
Accumulated net investment income	319,225
Accumulated net realized gain on investments and foreign currency transactions	387,087
Net unrealized appreciation on investments	6,995,975
Net unrealized appreciation on foreign currency translations	16,600

Net Assets	$50,005,372

Shares of Capital Stock, each at $0.001 par value: Class AAA:
Net Asset Value, offering, and redemption price per share ($5,960,529 ÷ 232,519 shares outstanding; 75,000,000 shares authorized)	$25.63

Class A:
Net Asset Value and redemption price per share ($589,056 ÷ 22,921 shares outstanding; 50,000,000 shares authorized)	$25.70

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.27

Class C:
Net Asset Value and offering price per share ($826,981 ÷ 38,143 shares outstanding; 25,000,000 shares authorized)	$21.68	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($42,628,806 ÷ 1,651,497 shares outstanding; 25,000,000 shares authorized)	$25.81

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $33,202)	$639,458
Interest	59,788

Total Investment Income	699,246

Expenses:
Investment advisory fees	235,108
Distribution fees - Class AAA	6,329
Distribution fees - Class A	611
Distribution fees - Class C	3,779
Shareholder communications expenses	17,448
Legal and audit fees	15,252
Registration expenses	15,001
Shareholder services fees	9,508
Custodian fees	7,210
Directors’ fees	7,132
Interest expense	1,064
Tax expense	49
Miscellaneous expenses	6,547

Total Expenses	325,038

Less:
Expense reimbursements (See Note 3)	(66,898)
Expenses paid indirectly by broker (See Note 6)	(813)

Total Reimbursements and Credits	(67,711)

Net Expenses	257,327

Net Investment Income	441,919

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	597,703
Net realized loss on foreign currency transactions	(4)

Net realized gain/(loss) on investments and foreign currency transactions	597,699

Net change in unrealized appreciation/depreciation:
on investments	4,555,437
on foreign currency translations	44,871

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,600,308

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	5,198,007

Net Increase in Net Assets Resulting from Operations	$5,639,926

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$441,919	$574,050
Net realized gain/(loss) on investments and foreign currency transactions	597,699	(130,671)
Net change in unrealized appreciation on investments and foreign currency translations	4,600,308	1,809,729

Net Increase in Net Assets Resulting from Operations	5,639,926	2,253,108

Distributions to Shareholders:
Net investment income
Class AAA	—	(46,389)
Class A	—	(4,545)
Class C	—	(4,052)
Class I	—	(505,002)

Total Distributions to Shareholders	—	(559,988)

Capital Share Transactions:
Class AAA	768,966	(2,597,345)
Class A	51,121	(238,041)
Class C	19,714	94,979
Class I	382,199	(590,741)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,222,000	(3,331,148)

Net Increase/(Decrease) in Net Assets	6,861,926	(1,638,028)
Net Assets:
Beginning of year	43,143,446	44,781,474

End of period (including undistributed net investment income of $319,225 and $0, respectively)	$50,005,372	$43,143,446

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
For Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)		Portfolio Turnover Rate
Class AAA
2017(d)	$22.80	$0.17	$2.66		$2.83	—	—	—	—	—	$25.63	12.4%	$5,960	1.40	%(e)	1.58	%(e)	1.58	%(e)(f)(g)	20%
2016	21.85	0.27	0.91		1.18	$(0.23)	—	—	$(0.23)	—	22.80	5.4	4,598	1.21		1.61		1.61	(f)(h)	52
2015	22.01	(0.09)	0.22		0.13	—	$(0.29)	—	(0.29)	—	21.85	0.6	7,121	(0.41)		1.75		1.75	(f)(i)	167
2014	22.02	0.48	(0.13)		0.35	(0.25)	(0.11)	—	(0.36)	—	22.01	1.6	12,368	2.15		2.11		2.02		63
2013	19.35	0.01	2.75		2.76	(0.08)	(0.01)	$(0.01)	(0.09)	$0.00	22.02	14.3	17,459	0.11		2.31		2.00		80
2012	18.65	0.10	0.80		0.90	(0.20)	—	—	(0.20)	0.00	19.35	4.8	7,942	0.48		2.77		2.00		134
Class A
2017(d)	$22.86	$0.17	$2.67		$2.84	—	—	—	—	—	$25.70	12.4%	$589	1.39	%(e)	1.58	%(e)	1.58	%(e)(f)(g)	20%
2016	21.90	0.25	0.93		1.18	$(0.22)	—	—	$(0.22)	—	22.86	5.4	480	1.15		1.61		1.61	(f)(h)	52
2015	22.10	(0.10)	0.19		0.09	—	$(0.29)	—	(0.29)	—	21.90	0.4	694	(0.44)		1.75		1.75	(f)(i)	167
2014	22.11	0.36	0.00	(b)	0.36	(0.26)	(0.11)	—	(0.37)	—	22.10	1.6	365	1.60		2.11		2.02		63
2013	19.40	0.01	2.78		2.79	(0.07)	(0.01)	$(0.01)	(0.08)	$0.00	22.11	14.4	332	0.21		2.31		2.00		80
2012	18.75	0.15	0.70		0.85	(0.20)	—	—	(0.20)	0.00	19.40	4.5	238	0.74		2.77		2.00		134
Class C
2017(d)	$19.36	$0.06	$2.26		$2.32	—	—	—	—	—	$21.68	12.0%	$827	0.57	%(e)	2.33	%(e)	2.33	%(e)(f)(g)	20%
2016	18.61	0.06	0.80		0.86	$(0.11)	—	—	$(0.11)	—	19.36	4.6	721	0.31		2.36		2.36	(f)(h)	52
2015	18.97	(0.24)	0.17		(0.07)	—	$(0.29)	—	(0.29)	—	18.61	(0.4)	595	(1.26)		2.50		2.20	(f)(i)	167
2014	19.14	(0.06)	0.24		0.18	(0.24)	(0.11)	—	(0.35)	—	18.97	0.9	155	(0.29)		2.86		2.77		63
2013	17.15	(0.07)	2.16		2.09	(0.09)	(0.01)	$(0.01)	(0.10)	$0.00	19.14	12.2	8	(0.82)		3.06		2.75		80
2012	16.95	0.10	0.20		0.30	(0.10)	—	—	(0.10)	0.00	17.15	1.7	23	0.71		3.52		2.75		134
Class I
2017(d)	$22.89	$0.24	$2.68		$2.92	—	—	—	—	—	$25.81	12.8%	$42,629	1.97	%(e)	1.33	%(e)	1.00	%(e)(f)(g)(j)	20%
2016	21.94	0.31	0.95		1.26	$(0.31)	—	—	$(0.31)	—	22.89	5.8	37,344	1.39		1.36		1.27	(f)(h)(j)	52
2015	22.13	(0.04)	0.17		0.13	(0.03)	$(0.29)	—	(0.32)	—	21.94	0.6	36,371	(0.19)		1.50		1.50	(f)(i)	167
2014	22.13	0.19	0.23		0.42	(0.31)	(0.11)	—	(0.42)	—	22.13	1.9	27,398	0.87		1.86		1.77		63
2013	19.40	0.03	2.83		2.86	(0.12)	(0.01)	$(0.01)	(0.13)	$0.00	22.13	14.7	2,584	0.49		2.06		1.75		80
2012	18.75	(0.10)	1.00		0.90	(0.25)	—	—	(0.25)	0.00	19.40	4.7	1,944	(0.45)		2.52		1.75		134

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 5 reverse stock split on August 9, 2013.
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2014. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.76% (Class C), and 1.76% (Class I), respectively. For the six month ended June 30, 2017 and years ended December 31, 2016, 2015, 2013 and 2012, the effect of the interest expense was minimal.

(d)	For the six months ended June 30, 2017, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. During the six months ended June 30, 2017 and the year ended December 31, 2016, there was no impact to the expenses ratio. For the year ended December 31, 2015, if credits had not been incurred, the ratios of operating expenses to average net assets would have been 1.76% (Class AAA and Class A), 2.51% (Class C), and 1.51% (Class I), respectively.

(g)	The fund incurred tax expense for the six months ended June 30, 2017 and there was no impact on the expenses ratios.
(h)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.46% (Class AAA), 1.44% (Class A), 2.20% (Class C), and 1.10% (Class I).

(i)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $62,315 for the year ended December 31, 2015, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.61% (Class AAA and Class A), 2.36% (Class C), and 1.36% (Class I).

(j)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $66,898 and $36,018 for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$1,210,841	—	$ 40,000	$ 1,250,841
Financial Services	6,576,633	—	45,105	6,621,738
Other Industries (a)	32,340,193	—	—	32,340,193
Total Common Stocks	40,127,667	—	85,105	40,212,772
Convertible Corporate Bonds (a)	—	$1,325,495	0	1,325,495
Corporate Bonds (a)		30,900	—	30,900
U.S. Government Obligations	—	8,072,948	—	8,072,948
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$40,127,667	$9,429,343	$ 85,105	$ 49,642,115

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2017, the Fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities as of June 30, 2017.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to expiration of capital loss carryforwards. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 were as follows:

Year Ended December 31, 2016
Distributions paid from:
Ordinary income	$559,988

Total	$559,988

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2016, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a long term capital loss carryforward with no expiration of $179,441.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$42,693,481	$8,205,175	$(1,256,541)	$6,948,634

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2018, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2017, the Adviser reimbursed certain Class I expenses in the amount of $66,898. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. This arrangement is in effect through April 30, 2018. At June 30, 2017, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $102,916:

For the year ended December 31, 2016, expiring December 31, 2018	$36,018
For the six months ended June 30, 2017, expiring December 31, 2019	66,898

$102,916

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $9,813,660 and $7,676,594, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Fund paid brokerage commissions on security trades of $4,485 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $111 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $813.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2017.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2017, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	35,018	$870,472	19,227	$430,814
Shares issued upon reinvestment of distributions	—	—	1,932	43,974
Shares redeemed	(4,150)	(101,506)	(145,369)	(3,072,133)

Net increase/(decrease)	30,868	$768,966	(124,210)	$(2,597,345)

Class A
Shares sold	3,858	$96,262	3,017	$66,861
Shares issued upon reinvestment of distributions	—	—	166	3,780
Shares redeemed	(1,934)	(45,141)	(13,902)	(308,682)

Net increase/(decrease)	1,924	$51,121	(10,719)	$(238,041)

Class C
Shares sold	6,157	$126,925	18,543	$347,754
Shares issued upon reinvestment of distributions	—	—	201	3,879
Shares redeemed	(5,274)	(107,211)	(13,476)	(256,654)

Net increase	883	$19,714	5,268	$94,979

Class I
Shares sold	110,905	$2,641,772	27,866	$604,931
Shares issued upon reinvestment of distributions	—	—	22,101	505,002
Shares redeemed	(90,649)	(2,259,573)	(76,266)	(1,700,674)

Net increase/(decrease)	20,256	$382,199	(26,299)	$(590,741)

9.Significant Shareholder. As of June 30, 2017, approximately 71% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q217SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Caesar M. P. Bryan Howard F. Ward, CFA

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class I Share of The GAMCO Global Growth Fund increased 15.4% compared with an increase of 11.5% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	15.38%	19.14%	12.00%	5.84%	8.70%	8.89%
Class AAA (GICPX)	15.01	18.31	11.44	5.44	8.43	8.71
MSCI AC World Index	11.48	18.78	10.54	3.71	7.31	6.58 (b)
Lipper Global Large-Cap Growth Fund Classification	15.75	19.15	11.20	4.76	7.79	7.31
Class A (GGGAX)	14.97	18.29	11.44	5.44	8.43	8.72
With sales charge (c)	8.36	11.49	10.13	4.82	8.00	8.45
Class C (GGGCX)	14.57	17.42	10.61	4.65	7.62	8.12
With contingent deferred sales charge (d)	13.57	16.42	10.61	4.65	7.62	8.12

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.72%, 1.72%, 2.47%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,150.10	1.71%	$ 9.12
Class A	$1,000.00	$1,149.70	1.71%	$ 9.11
Class C	$1,000.00	$1,145.70	2.46%	$13.09
Class I	$1,000.00	$1,153.80	1.00%	$ 5.34
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.31	1.71%	$ 8.55
Class A	$1,000.00	$1,016.31	1.71%	$ 8.55
Class C	$1,000.00	$1,012.60	2.46%	$12.28
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The GAMCO Global Growth Fund

Information Technology	29.2%
Consumer Discretionary	22.8%
Health Care	13.5%
Consumer Staples	10.4%
Industrials	9.4%
Financials	5.8%

Real Estate	3.1%
Materials	2.3%
U.S. Government Obligations	2.1%
Energy	1.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co.. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.9%
	INFORMATION TECHNOLOGY — 29.2%
13,900	Adobe Systems Inc.†	$1,028,959	$1,966,016
13,000	Alibaba Group Holding Ltd., ADR†	1,373,454	1,831,700
810	Alphabet Inc., Cl. A†	238,018	753,041
2,731	Alphabet Inc., Cl. C†	1,789,062	2,481,742
10,710	Apple Inc.	773,966	1,542,454
22,400	Facebook Inc., Cl. A†	1,881,948	3,381,952
5,000	Fiserv Inc.†	510,859	611,700
5,800	Keyence Corp.	508,627	2,544,316
8,600	Mastercard Inc., Cl. A	124,678	1,044,470
39,700	Microsoft Corp.	1,498,643	2,736,521
83,200	Tencent Holdings Ltd.	2,023,652	2,975,292
17,000	Visa Inc., Cl. A	301,339	1,594,260

	TOTAL INFORMATION TECHNOLOGY	12,053,205	23,463,464

	CONSUMER DISCRETIONARY — 22.8%
1,150	Amazon.com Inc.†	197,522	1,113,200
15,700	CBS Corp., Cl. B, Non-Voting	820,161	1,001,346
5,500	Charter Communications Inc., Cl. A†	1,872,581	1,852,675
2,000	Christian Dior SE	290,698	571,876
43,200	Comcast Corp., Cl. A	1,220,061	1,681,344
3,114	Compagnie Financiere Richemont SA	172,841	256,550
45,500	Liberty Global plc, Cl. A†	1,535,955	1,461,460
26,500	Luxottica Group SpA	1,406,624	1,533,025
8,300	LVMH Moet Hennessy Louis Vuitton SE	1,464,557	2,069,454
8,500	NIKE Inc., Cl. B	264,188	501,500
19,600	Starbucks Corp.	686,175	1,142,876
7,100	Subaru Corp.	175,426	238,992
7,000	The Home Depot Inc.	420,516	1,073,800
240	The Priceline Group Inc.†	261,679	448,925
23,700	The Swatch Group AG	1,487,996	1,731,343
6,600	The Walt Disney Co.	700,304	701,250
12,100	Twenty-First Century Fox Inc., Cl. A	275,385	342,914
2,000	Ulta Beauty Inc.†	482,215	574,680

	TOTAL CONSUMER DISCRETIONARY	13,734,884	18,297,210

	HEALTH CARE — 13.5%
9,000	Abbott Laboratories	425,372	437,490
3,500	AbbVie Inc.	241,249	253,785
1,600	Amgen Inc.	224,072	275,568
5,400	Becton, Dickinson and Co.	727,612	1,053,594
900	Biogen Inc.†	134,354	244,224
7,000	Bristol-Myers Squibb Co.	393,538	390,040
4,000	Celgene Corp.†	465,461	519,480
5,900	Danaher Corp.	389,624	497,901
4,000	Henry Schein Inc.†	639,121	732,080
1,400	Humana Inc.	327,142	336,868
9,500	Johnson & Johnson	826,778	1,256,755

Shares		Cost	Market Value
10,000	Roche Holding AG, ADR	$229,460	$318,000
2,600	Roche Holding AG, Genusschein	255,977	662,134
3,200	Thermo Fisher Scientific Inc.	419,737	558,304
10,800	UnitedHealth Group Inc.	1,563,883	2,002,536
20,600	Zoetis Inc.	1,148,478	1,285,028

	TOTAL HEALTH CARE	8,411,858	10,823,787

	CONSUMER STAPLES — 10.4%
2,400	Costco Wholesale Corp.	155,909	383,832
80,000	Davide Campari-Milano SpA	129,297	563,766
5,000	Henkel AG & Co. KGaA	548,486	604,770
8,700	L’Oreal SA	1,510,867	1,812,459
10,100	Mondelēz International Inc., Cl. A	454,586	436,219
20,600	Nestlé SA	1,197,710	1,792,752
5,156	Pernod Ricard SA	497,413	690,478
13,100	Reckitt Benckiser Group plc	1,046,974	1,328,120
11,300	Seven & i Holdings Co. Ltd.	443,972	464,960
9,900	Unicharm Corp.	187,592	248,391

	TOTAL CONSUMER STAPLES	6,172,806	8,325,747

	INDUSTRIALS — 9.4%
2,500	3M Co.	326,566	520,475
95,000	CK Hutchison Holdings Ltd.	1,095,204	1,192,451
10,300	FANUC Corp.	2,018,402	1,983,076
2,900	Honeywell International Inc.	300,960	386,541
27,500	Jardine Matheson Holdings Ltd.	1,334,238	1,765,500
5,700	Secom Co. Ltd.	278,963	432,029
7,200	Siemens AG	752,777	989,698
1,600	The Boeing Co.	169,501	316,400

	TOTAL INDUSTRIALS	6,276,611	7,586,170

	FINANCIALS — 5.8%
7,000	First Republic Bank	495,284	700,700
17,500	HDFC Bank Ltd., ADR	1,269,782	1,521,975
13,300	JPMorgan Chase & Co.	655,026	1,215,620
19,300	Schroders plc	345,422	780,265
10,100	The Charles Schwab Corp.	275,570	433,896

	TOTAL FINANCIALS	3,041,084	4,652,456

	REAL ESTATE — 3.1%
10,500	American Tower Corp.	1,250,467	1,389,360
8,100	Crown Castle International Corp.	757,022	811,458
2,400	SBA Communications Corp.†	267,159	323,760

	TOTAL REAL ESTATE	2,274,648	2,524,578

	MATERIALS — 2.3%
3,300	Ecolab Inc.	294,898	438,075
3,900	The Sherwin-Williams Co.	869,418	1,368,744

	TOTAL MATERIALS	1,164,316	1,806,819

	ENERGY — 1.4%
6,300	EOG Resources Inc.	422,653	570,276
8,800	Schlumberger Ltd.	652,829	579,392

	TOTAL ENERGY	1,075,482	1,149,668

	TOTAL COMMON STOCKS	54,204,894	78,629,899

See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$1,670,000	U.S. Treasury Bills, 0.885% to 0.976%††, 08/17/17 to 09/21/17	$1,666,757	$1,666,783

	TOTAL INVESTMENTS — 100.0%	$55,871,651	80,296,682

	Other Assets and Liabilities (Net) — 0.0%		26,624

	NET ASSETS — 100.0%		$80,323,306

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	59.0%	$47,352,458
Europe	21.4	17,166,150
Latin America	10.4	8,344,334
Japan	7.3	5,911,765
Asia/Pacific	1.9	1,521,975

	100.0%	$80,296,682

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $55,871,651)	$80,296,682
Foreign currency, at value (cost $15,938)	15,886
Cash	24,629
Receivable for Fund shares sold	22,312
Receivable for investments sold	1,454
Receivable from Adviser	1,604
Dividends receivable	112,390
Prepaid expenses	23,147

Total Assets	80,498,104

Liabilities:
Payable for Fund shares redeemed	2,425
Payable for investment advisory fees	66,606
Payable for distribution fees	16,450
Payable for accounting fees	11,250
Payable for legal and audit fees	25,300
Payable for shareholder communications expenses	19,860
Payable for shareholder services fees	12,470
Other accrued expenses	20,437

Total Liabilities	174,798

Net Assets (applicable to 2,618,040 shares outstanding)	$80,323,306

Net Assets Consist of:
Paid-in capital	$54,041,520
Accumulated distributions in excess of net investment income	(70,560)
Accumulated net realized gain on investments and foreign currency transactions	1,925,672
Net unrealized appreciation on investments	24,425,031
Net unrealized appreciation on foreign currency translations	1,643

Net Assets	$80,323,306

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($71,595,788 ÷ 2,329,829 shares outstanding; 75,000,000 shares authorized)	$30.73
Class A:
Net Asset Value and redemption price per share ($3,173,221 ÷ 103,286 shares outstanding; 50,000,000 shares authorized)	$30.72
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$32.59
Class C:
Net Asset Value and offering price per share ($1,149,474 ÷ 43,125 shares outstanding; 25,000,000 shares authorized)	$26.65	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($4,404,823 ÷ 141,800 shares outstanding; 25,000,000 shares authorized)	$31.06

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $41,028)	$617,349
Interest	2,894

Total Investment Income	620,243

Expenses:
Investment advisory fees	382,891
Distribution fees - Class AAA	85,374
Distribution fees - Class A	3,894
Distribution fees - Class C	5,716
Shareholder services fees	40,027
Shareholder communications expenses	26,933
Registration expenses	23,750
Accounting fees	22,500
Legal and audit fees	21,206
Directors’ fees	11,894
Custodian fees	10,043
Interest expense	1,046
Miscellaneous expenses	20,005

Total Expenses	655,279

Less:
Expenses paid indirectly by broker (See Note 6)	(911)
Expense reimbursements (See Note 3)	(9,160)

Total Credits and Reimbursements	(10,071)

Net Expenses	645,208

Net Investment Loss	(24,965)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,907,250
Net realized loss on foreign currency transactions	(3,206)

Net realized gain on investments and foreign currency transactions	1,904,044

Net change in unrealized appreciation/depreciation on investments	8,752,373
on foreign currency translations	8,604

Net change in unrealized appreciation on investments and foreign currency translations	8,760,977

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	10,665,021

Net Increase in Net Assets Resulting from Operations	$10,640,056

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(24,965)	$354,244
Net realized gain on investments and foreign currency transactions	1,904,044	4,524,627
Net change in unrealized appreciation on investments and foreign currency translations	8,760,977	(4,051,722)

Net Increase in Net Assets Resulting from Operations	10,640,056	827,149

Distributions to Shareholders:
Net investment income
Class AAA	—	(301,150)
Class A	—	(14,857)
Class I	—	(36,608)

	—	(352,615)

Net realized gain
Class AAA	—	(3,988,932)
Class A	—	(191,788)
Class C	—	(87,574)
Class I	—	(184,475)

	—	(4,452,769)

Total Distributions to Shareholders	—	(4,805,384)

Capital Share Transactions:
Class AAA	(2,488,562)	(4,746,537)
Class A	(408,962)	(251,070)
Class C	(239,261)	(579,341)
Class I	896,386	24,257

Net Decrease in Net Assets from Capital Share Transactions	(2,240,399)	(5,552,691)

Redemption Fees	4	—

Net Increase/(Decrease) in Net Assets	8,399,661	(9,530,926)
Net Assets:
Beginning of year	71,923,645	81,454,571

End of period (including undistributed net investment income of $0 and $0, respectively)	$80,323,306	$71,923,645

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2017(c)	$26.72	$(0.01)	$4.02	$4.01	—	—	—	$0.00	$30.73	15.0%	$71,596	(0.09)%(d)	1.71%(d)	1.71%(d)(e)	24%
2016	28.27	0.12	0.22	0.34	$(0.13)	$(1.76)	$(1.89)	—	26.72	1.2	64,574	0.44	1.72	1.72(e)(f)	63
2015	30.23	(0.03)	(0.31)	(0.34)	(0.02)	(1.60)	(1.62)	—	28.27	(1.2)	72,882	(0.10)	1.68	1.68(e)	53
2014	31.12	0.15	1.09	1.24	(0.12)	(2.01)	(2.13)	0.00	30.23	3.9	78,140	0.48	1.72	1.72	29
2013	26.54	(0.01)	7.50	7.49	—	(2.91)	(2.91)	0.00	31.12	28.8	75,773	(0.02)	1.77	1.77	25
2012	23.32	0.02	4.16	4.18	(0.02)	(0.94)	(0.96)	0.00	26.54	18.0	62,746	0.09	1.90	1.90	42
Class A
2017(c)	$26.72	$(0.02)	$4.02	$4.00	—	—	—	$0.00	$30.72	15.0%	$3,173	(0.11)%(d)	1.71%(d)	1.71%(d)(e)	24%
2016	28.26	0.12	0.23	0.35	$(0.14)	$(1.75)	$(1.89)	—	26.72	1.3	3,143	0.44	1.72	1.72(e)(f)	63
2015	30.22	(0.03)	(0.32)	(0.35)	(0.01)	(1.60)	(1.61)	—	28.26	(1.2)	3,580	(0.08)	1.68	1.68(e)	53
2014	31.13	0.13	1.11	1.24	(0.14)	(2.01)	(2.15)	0.00	30.22	3.9	3,725	0.40	1.72	1.72	29
2013	26.54	(0.01)	7.51	7.50	—	(2.91)	(2.91)	0.00	31.13	28.8	1,872	(0.05)	1.77	1.77	25
2012	23.33	0.02	4.16	4.18	(0.03)	(0.94)	(0.97)	0.00	26.54	17.9	1,161	0.07	1.90	1.90	42
Class C
2017(c)	$23.26	$(0.11)	$3.50	$3.39	—	—	—	$0.00	$26.65	14.6%	$1,149	(0.87)%(d)	2.46%(d)	2.46%(d)(e)	24%
2016	24.91	(0.07)	0.18	0.11	—	$(1.76)	$(1.76)	—	23.26	0.4	1,232	(0.30)	2.47	2.47(e)(f)	63
2015	27.01	(0.23)	(0.27)	(0.50)	—	(1.60)	(1.60)	—	24.91	(1.9)	1,891	(0.86)	2.43	2.43(e)	53
2014	28.12	(0.11)	1.01	0.90	—	(2.01)	(2.01)	0.00	27.01	3.1	1,609	(0.37)	2.47	2.47	29
2013	24.39	(0.22)	6.86	6.64	—	(2.91)	(2.91)	0.00	28.12	27.8	1,036	(0.79)	2.52	2.52	25
2012	21.64	(0.17)	3.86	3.69	—	(0.94)	(0.94)	0.00	24.39	17.1	603	(0.72)	2.65	2.65	42
Class I
2017(c)	$26.92	$0.10	$4.04	$4.14	—	—	—	$0.00	$31.06	15.4%	$4,405	0.67%(d)	1.46%(d)	1.00%(d)(e)(g)	24%
2016	28.47	0.33	0.23	0.56	$(0.35)	$(1.76)	$(2.11)	—	26.92	2.0	2,975	1.18	1.47	1.00(e)(f)(g)	63
2015	30.42	0.17	(0.30)	(0.13)	(0.22)	(1.60)	(1.82)	0.00	28.47	(0.5)	3,102	0.54	1.43	1.00(e)(g)	53
2014	31.30	0.27	1.11	1.38	(0.25)	(2.01)	(2.26)	0.00	30.42	4.3	2,318	0.85	1.47	1.28(g)	29
2013	26.61	0.07	7.53	7.60	—	(2.91)	(2.91)	0.00	31.30	29.1	1,330	0.22	1.52	1.52	25
2012	23.38	0.08	4.18	4.26	(0.09)	(0.94)	(1.03)	0.00	26.61	18.3	805	0.30	1.65	1.65	42

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.20% (Class AAA), 1.21%(Class A), 1.96% (Class C), and 0.47% (Class I).

(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $9,160, $14,648, $12,486, and $3,489 for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015 and 2014, respectively.

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$78,629,899	—	$78,629,899
U.S. Government Obligations	—	$1,666,783	1,666,783
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$78,629,899	$1,666,783	$80,296,682

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2017 or December 31, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to mark-to-market adjustments on investments no longer considered a passive foreign investment company. These reclassifications have no impact on the NAV of the Fund. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Year Ended December 31, 2016
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$352,241
Net long term capital gains	4,453,143

Total distributions paid	$4,805,384

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$55,999,896	$24,650,070	$(353,284)	$24,296,786

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2018 at no more than 1.00% of the value of its average daily net assets. For the six months ended June 30, 2017, the Adviser reimbursed certain Class I Share expenses in the amount of $9,160. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. The agreement is renewable annually. At June 30, 2017, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $36,294:

For the year ended December 31, 2015, expiring December 31, 2017	$12,486
For the year ended December 31, 2016, expiring December 31, 2018	14,648
For the six months ended June 30, 2017, expiring December 31, 2019	9,160

$36,294

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $18,086,668 and $21,817,650, respectively.

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Distributor retained a total of $1,260 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $911.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2017, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2017 was $16,829, with a weighted average interest rate of 2.19%. The maximum amount borrowed at any time during the six months ended June 30, 2017 was $575,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	25,872	$751,940	29,107	$807,388
Shares issued upon reinvestment of distributions	—	—	154,161	4,123,795
Shares redeemed	(112,550)	(3,240,502)	(345,138)	(9,677,720)

Net (decrease)	(86,678)	$(2,488,562)	(161,870)	$(4,746,537)

Class A
Shares sold	5,242	$159,000	27,660	$762,766
Shares issued upon reinvestment of distributions	—	—	7,246	193,744
Shares redeemed	(19,619)	(567,962)	(43,912)	(1,207,580)

Net (decrease)	(14,377)	$(408,962)	(9,006)	$(251,070)

Class C
Shares sold	2,717	$69,895	10,325	$248,345
Shares issued upon reinvestment of distributions	—	—	3,100	72,195
Shares redeemed	(12,530)	(309,156)	(36,423)	(899,881)

Net (decrease)	(9,813)	$(239,261)	(22,998)	$(579,341)

Class I
Shares sold	76,727	$2,184,378	44,336	$1,222,360
Shares issued upon reinvestment of distributions	—	—	7,076	190,623
Shares redeemed	(45,450)	(1,287,992)	(49,851)	(1,388,726)

Net increase	31,277	$896,386	1,561	$24,257

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q217SR

The GAMCO Global Opportunity Fund Semiannual Report — June 30, 2017	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 14.8% compared with an increase of 11.5% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)							Since Inception (5/11/98)

	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABOX)	14.77%	13.11%	8.96%	3.45%	7.57%		6.70%
MSCI AC World Index	11.48	18.78	10.54	3.71	7.31	(b)	4.95	(b)
Lipper Global Large-Cap Growth Fund Classification	15.75	19.15	11.20	4.76	7.79		5.78
Lipper Global Multi-Cap Growth Fund Classification	15.67	19.42	11.27	4.04	7.03		5.74
Class A (GOCAX)	14.82	13.16	8.95	3.45	7.59		6.70
With sales charge (c)	8.22	6.66	7.67	2.84	7.16		6.37
Class C (GGLCX)	14.36	12.74	8.23	2.70	6.99		6.25
With contingent deferred sales charge (d)	13.36	11.74	8.23	2.70	6.99		6.25
Class I (GLOIX)	15.39	13.73	9.57	3.86	7.86		6.92

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 2.80%, 2.80%, 3.55%, and 2.55%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.01%, 2.01%, 2.76%, and 1.01%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Opportunity Fund Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,147.70	2.00%	$10.65
Class A	$1,000.00	$1,148.20	2.00%	$10.65
Class C	$1,000.00	$1,143.60	2.75%	$14.62
Class I	$1,000.00	$1,153.90	1.00%	$ 5.34
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$ 9.99
Class A	$1,000.00	$1,014.88	2.00%	$ 9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The GAMCO Global Opportunity Fund

Consumer Staples	20.6%
Industrials	19.4%
Information Technology	15.5%
Consumer Discretionary	15.1%
Health Care	10.4%
Materials	5.3%
Financials	4.5%

U.S. Government Obligations	3.6%
Telecommunication Services	3.1%
Energy	2.4%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.3%
	CONSUMER STAPLES — 20.6%
1,500	Associated British Foods plc	$65,359	$57,360
3,250	British American Tobacco plc	81,357	221,554
1,300	Danone SA	77,722	97,715
7,000	Diageo plc	97,896	206,824
2,280	Dr Pepper Snapple Group Inc.	54,395	207,731
3,000	General Mills Inc.	74,401	166,200
2,000	Heineken Holding NV	93,486	183,315
2,000	Japan Tobacco Inc.	71,426	70,184
1,500	Kameda Seika Co. Ltd.	60,527	73,216
1,910	Pernod Ricard SA	147,275	255,782
2,150	Philip Morris International Inc.	74,934	252,518
3,300	Shiseido Co. Ltd.	61,010	117,183
2,000	The Procter & Gamble Co.	110,564	174,300

	TOTAL CONSUMER STAPLES	1,070,352	2,083,882

	INDUSTRIALS — 19.4%
1,100	FANUC Corp.	120,160	211,785
4,300	Jardine Matheson Holdings Ltd.	137,142	276,060
3,600	Komatsu Ltd.	76,536	91,364
1,900	L3 Technologies Inc.	77,654	317,452
2,500	Lockheed Martin Corp.	61,439	694,025
600	Nidec Corp.	55,269	61,400
900	SMC Corp.	111,781	273,261
1,750	Travis Perkins plc	51,823	33,164

	TOTAL INDUSTRIALS	691,804	1,958,511

	INFORMATION TECHNOLOGY — 15.5%
400	Alphabet Inc., Cl. A†	73,110	371,872
401	Alphabet Inc., Cl. C†	73,093	364,401
800	Keyence Corp.	74,627	350,940
7,000	Microsoft Corp.	185,025	482,510

	TOTAL INFORMATION TECHNOLOGY	405,855	1,569,723

	CONSUMER DISCRETIONARY — 15.1%
1,500	AMC Networks Inc., Cl. A†	12,414	80,115
3,000	Atresmedia Corp. de Medios de Comunicacion SA	34,964	35,087
1,550	Christian Dior SE	93,179	443,204
4,500	Compagnie Financiere Richemont SA	58,511	370,737
250	Hermes International	84,929	123,538
9,000	ITV plc	36,816	21,264
664	Liberty Expedia Holdings Inc., Cl. A†	9,292	35,869
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	88,266	147,240
808	Liberty TripAdvisor Holdings Inc., Cl. A†	7,640	9,373
996	Liberty Ventures, Cl. A†	11,826	52,081
1,500	ProSiebenSat.1 Media SE	76,947	62,773
4,000	Rakuten Inc.	50,590	47,015

Shares		Cost	Market Value

2,500	Sony Corp.	$64,950	$95,266

	TOTAL CONSUMER DISCRETIONARY	630,324	1,523,562

	HEALTH CARE — 10.4%
2,000	AstraZeneca plc, ADR	71,933	68,180
1,000	Coloplast A/S, Cl. B	77,337	83,559
3,000	GlaxoSmithKline plc	62,875	63,905
4,400	Novartis AG	174,161	366,170
1,700	Roche Holding AG, Genusschein	136,625	432,934
2,000	Smith & Nephew plc	36,094	34,515

	TOTAL HEALTH CARE	559,025	1,049,263

	MATERIALS — 5.3%
3,200	Agnico Eagle Mines Ltd.	153,756	144,384
1,500	Monsanto Co.	104,633	177,540
1,500	Randgold Resources Ltd., ADR	101,757	132,690
1,830	Rio Tinto plc	77,490	77,273

	TOTAL MATERIALS	437,636	531,887

	FINANCIALS — 4.5%
3,000	Investor AB, Cl. B	113,126	144,575
4,000	Kinnevik AB, Cl. B	92,113	122,449
4,600	Schroders plc	83,122	185,970

	TOTAL FINANCIALS	288,361	452,994

	TELECOMMUNICATION SERVICES — 3.1%
5,676	AT&T Inc.	145,601	214,155
1,300	SoftBank Group Corp.	99,407	105,144

	TOTAL TELECOMMUNICATION SERVICES	245,008	319,299

	ENERGY — 2.4%
700	Occidental Petroleum Corp.	69,284	41,909
3,000	Schlumberger Ltd.	99,669	197,520

	TOTAL ENERGY	168,953	239,429

	TOTAL COMMON STOCKS	4,497,318	9,728,550

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$ 366,000	U.S. Treasury Bills, 0.854% to 0.992%††, 08/03/17 to 09/14/17	365,418	365,459

	TOTAL INVESTMENTS — 99.9%	$4,862,736	10,094,009

	Other Assets and Liabilities (Net) — 0.1%		9,627

	NET ASSETS — 100.0%		$10,103,636

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	41.2%	$4,154,750
Europe	37.9	3,824,536
Japan	14.8	1,496,759
Latin America	4.7	473,580
Canada	1.4	144,384

	100.0%	$10,094,009

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $4,862,736)	$10,094,009
Foreign currency, at value (cost $3,280)	3,280
Receivable for investments sold	85,510
Receivable for Fund shares sold	320
Receivable from Adviser	7,755
Dividends receivable	30,337
Prepaid expenses	14,581

Total Assets	10,235,792

Liabilities:
Payable to custodian	38,246
Payable for Fund shares redeemed	37,279
Payable for investment advisory fees	8,535
Payable for distribution fees	1,778
Payable for legal and audit fees	17,125
Payable for shareholder communications expenses	11,189
Other accrued expenses	18,004

Total Liabilities	132,156

Net Assets (applicable to 391,699 shares outstanding)	$10,103,636

Net Assets Consist of:
Paid-in capital	$4,496,053
Undistributed net investment income	15,727
Accumulated net realized gain on investments and foreign currency transactions	360,038
Net unrealized appreciation on investments	5,231,273
Net unrealized appreciation on foreign currency translations	545

Net Assets	$10,103,636

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,042,610 ÷ 312,680 shares outstanding; 75,000,000 shares authorized)	$25.72

Class A:
Net Asset Value and redemption price per share ($189,653 ÷ 7,398 shares outstanding; 50,000,000 shares authorized)	$25.64

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.20

Class C:
Net Asset Value and offering price per share ($42,241 ÷ 1,716.4 shares outstanding; 25,000,000 shares authorized)	$24.61	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,829,132 ÷ 69,905 shares outstanding; 25,000,000 shares authorized)	$26.17

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,938)	$108,941
Interest	328

Total Investment Income	109,269

Expenses:
Investment advisory fees	49,183
Distribution fees - Class AAA	9,924
Distribution fees - Class A	216
Distribution fees - Class C	202
Registration expenses	15,576
Legal and audit fees	14,760
Shareholder communications expenses	10,729
Shareholder services fees	10,721
Custodian fees	2,266
Directors’ fees	1,508
Interest expense	113
Miscellaneous expenses	21,343

Total Expenses	136,541

Less:
Expenses reimbursed by Adviser (See Note 3)	(45,635)
Expenses paid indirectly by broker (See Note 6)	(698)

Total Reimbursements	(46,333)

Net Expenses	90,208

Net Investment Income	19,061

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	359,857
Net realized gain on foreign currency transactions	181

Net realized gain on investments and foreign currency transactions	360,038

Net change in unrealized appreciation/depreciation on investments	969,396
on foreign currency translations	1,832

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	971,228

Net Realized and Unrealized Gain on Investments and Foreign Currency	1,331,266

Net Increase in Net Assets Resulting from Operations	$1,350,327

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$19,061	$113,553
Net realized gain on investments and foreign currency transactions	360,038	371,859
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	971,228	(384,821)

Net Increase in Net Assets Resulting from Operations	1,350,327	100,591

Distributions to Shareholders:
Net investment income
Class AAA	—	(93,645)
Class A	—	(1,905)
Class C	—	(440)
Class I	—	(19,219)

	—	(115,209)

Net realized gain
Class AAA	—	(333,251)
Class A	—	(7,242)
Class C	—	(1,741)
Class I	—	(52,445)

	—	(394,679)

Total Distributions to Shareholders	—	(509,888)

Capital Share Transactions:
Class AAA	(812,032)	(485,664)
Class A	338	(9,618)
Class C	(2,319)	(9,886)
Class I	352,740	47,799

Net Decrease in Net Assets from Capital Share Transactions	(461,273)	(457,369)

Redemption Fees	—	1

Net Increase/(Decrease) in Net Assets.	889,054	(866,665)
Net Assets:
Beginning of year	9,214,582	10,081,247

End of period (including undistributed net investment income of $15,727 and $0, respectively)	$10,103,636	$9,214,582

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse- ment	Operating Expenses Net of Reimburse- ment(c)	Portfolio Turnover Rate
Class AAA
2017(d)	$22.41	$0.03	$ 3.28	$ 3.31	—	—	—		—	$25.72	14.8%	$8,043	0.22%(e)	2.80%(e)	2.00%(e)(f)	1%
2016	23.45	0.27	(0.02)	0.25	$(0.28)	$(1.01)	$(1.29)		$0.00	22.41	1.1	7,764	1.14	2.80	1.38(g)(h)	4
2015	23.71	0.01	0.05	0.06	(0.11)	(0.21)	(0.32)		0.00	23.45	0.2	8,596	0.03	2.67	2.02(f)(g)	7
2014	23.99	0.08	(0.36)	(0.28)	—	—	—		—	23.71	(1.2)	10,226	0.33	2.72	2.00	9
2013	20.19	0.02	3.80	3.82	(0.02)	—	(0.02)		—	23.99	18.9	11,121	0.10	2.74	2.00	5
2012	17.67	0.12	2.53	2.65	(0.13)	—	(0.13)		0.00	20.19	15.0	9,651	0.65	2.91	2.00	6
Class A
2017(d)	$22.33	$0.02	$ 3.29	$ 3.31	—	—	—		—	$25.64	14.8%	$190	0.20%(e)	2.80%(e)	2.00%(e)(f)	1%
2016	23.35	0.27	(0.01)	0.26	$(0.27)	$(1.01)	$(1.28)		$0.00	22.33	1.1	166	1.14	2.80	1.39(g)(h)	4
2015	23.61	0.02	0.03	0.05	(0.10)	(0.21)	(0.31)		0.00	23.35	0.1	183	0.08	2.67	2.02(f)(g)	7
2014	23.90	0.08	(0.37)	(0.29)	—	—	—		—	23.61	(1.2)	220	0.35	2.72	2.00	9
2013	20.11	0.03	3.78	3.81	(0.02)	—	(0.02)		—	23.90	19.0	238	0.13	2.74	2.00	5
2012	17.61	0.11	2.53	2.64	(0.14)	—	(0.14)		0.00	20.11	15.0	220	0.57	2.91	2.00	6
Class C
2017(d)	$21.52	$(0.06)	$ 3.15	$ 3.09	—	—	—		—	$24.61	14.4%	$42	(0.54)%(e)	3.55%(e)	2.75%(e)(f)	1%
2016	22.60	0.20	(0.01)	0.19	$(0.26)	$(1.01)	$(1.27)		$0.00	21.52	0.9	39	0.87	3.55	1.66(g)(h)	4
2015	22.94	(0.17)	0.04	(0.13)	—	(0.21)	(0.21)		0.00	22.60	0.6	51	(0.75)	3.42	2.77(f)(g)	7
2014	23.40	(0.04)	(0.42)	(0.46)	—	—	—		—	22.94	(2.0)	31	(0.17)	3.46	2.75	9
2013	19.82	(0.14)	3.72	3.58	—	—	—		—	23.40	18.1	19	(0.65)	3.49	2.75	5
2012	17.36	(0.02)	2.48	2.46	0.00 (b)	—	(0.00	)(b)	—	19.82	14.2	17	(0.12)	3.66	2.75	6
Class I
2017(d)	$22.68	$0.15	$ 3.34	$ 3.49	—	—	—		—	$26.17	15.4%	$1,829	1.24%(e)	2.55%(e)	1.00%(e)(f)	1%
2016	23.71	0.36	(0.01)	0.35	$(0.37)	$(1.01)	$(1.38)		$0.00	22.68	1.5	1,246	1.50	2.55	1.01(g)(h)	4
2015	23.87	0.21	0.08	0.29	(0.24)	(0.21)	(0.45)		0.00	23.71	1.2	1,251	0.88	2.42	1.02(f)(g)	7
2014	24.04	0.21	(0.38)	(0.17)	—	—	—		—	23.87	(0.7)	668	0.86	2.46	1.48	9
2013	20.23	0.08	3.81	3.89	(0.08)	—	(0.08)		—	24.04	19.2	641	0.35	2.49	1.75	5
2012	17.70	0.17	2.55	2.72	(0.19)	—	(0.19)		0.00	20.23	15.4	537	0.90	2.66	1.75	6

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013, and 2012 and the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2017, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the year ended December 31, 2015, had such payments not been made, the expense ratios would have been 2.01% and 2.03% (Class AAA and Class A), 2.76% and 2.78% (Class C), and 1.01% and 1.03% (Class I), respectively.

(g)

The Fund incurred tax expense for the years ended December 31, 2016 and 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.37% and 2.00% (Class AAA), and 1.38% and 2.00% (Class A), 1.65% and 2.75% (Class C), and 1.00% and 1.00% (Class I), respectively.

(h)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.17% (Class AAA), 1.18% (Class A), 1.45% (Class C), and 0.80% (Class I).

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If fair value is adjusted from the local close, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$9,728,550	—	$ 9,728,550
U.S. Government Obligations	—	$365,459	365,459
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 9,728,550	$365,459	$10,094,009
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2017 or December 31, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Year Ended December 31, 2016
Distributions paid from:
Ordinary income	$115,209
Net long-term capital gains.	394,679

Total distributions paid.	$509,888

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2016, the differences between book basis and tax basis unrealized appreciation were primarily due to mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,862,736	$5,334,769	$(103,496)	$5,231,273

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2018, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2017, the Adviser reimbursed the Fund in the amount of $45,635. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. At June 30, 2017, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $259,080.

For the year ended December 31, 2015, expiring December 31, 2017	$75,568
For the year ended December 31, 2016, expiring December 31, 2018	137,877
For the six months ended June 30, 2017, expiring December 31, 2019	45,635

$259,080

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $119,043 and $882,014, respectively.

6. Transactions with Affiliates and Other Arrangements. The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $698.

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2017.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2017, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	18,048	$442,817	7,369	$174,340
Shares issued upon reinvestment of distributions	—	—	18,818	420,567
Shares redeemed	(51,865)	(1,254,849)	(46,341)	(1,080,571)

Net decrease	(33,817)	$(812,032)	(20,154)	$(485,664)

Class A
Shares sold	548	$14,200	1,797	$42,329
Shares issued upon reinvestment of distributions	—	—	411	9,147
Shares redeemed	(594)	(13,862)	(2,601)	(61,094)

Net increase/(decrease)	(46)	$338	(393)	$(9,618)

Class C
Shares sold	—	$—	40	$900
Shares issued upon reinvestment of distributions	—	—	101	2,169
Shares redeemed	(103)	(2,319)	(575)	(12,955)

Net decrease	(103)	$(2,319)	(434)	$(9,886)

Class I
Shares sold	17,784	$417,812	1,133	$26,926
Shares issued upon reinvestment of distributions	—	—	3,152	71,307
Shares redeemed	(2,793)	(65,072)	(2,115)	(50,434)

Net increase	14,991	$352,740	2,170	$47,799

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Effective as of September 5, 2017, “The GAMCO Global Opportunity Fund” will change its name and will become “The Gabelli International Small Cap Fund”.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q217SR

The GAMCO Global Telecommunications Fund

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Northwestern University	BS, Case Western Reserve University
	MBA, Booth School of Business,	MBA, The Wharton School,
	University of Chicago	University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 8.4% compared with an increase of 2.4% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (11/1/93)
Class AAA (GABTX)	8.42%	5.92%	7.66%	1.64%	8.16%	7.34%
MSCI AC World Telecommunication Services Index	2.43	(0.98)	6.26	3.16	7.84	N/A
MSCI AC World Index	11.48	18.78	10.54	3.71	7.31(b)	6.61(b)
Class A (GTCAX)	8.41	5.76	7.62	1.63	8.15	7.34
With sales charge (c)	2.17	(0.32)	6.35	1.03	7.73	7.07
Class C (GTCCX)	8.01	5.10	6.85	0.89	7.35	6.76
With contingent deferred sales charge (d)	7.01	4.10	6.85	0.89	7.35	6.76
Class I (GTTIX)	8.73	6.38	7.96	1.91	8.35	7.46

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.65%, 1.65%, 2.40%, and 1.40%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC. (the “Adviser”) are 1.65%, 1.65%, 2.40%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Telecommunications Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Telecommunications Fund
Actual Fund Return
Class AAA	$1,000.00	$1,084.20	1.66%	$ 8.58
Class A	$1,000.00	$1,084.10	1.66%	$ 8.58
Class C	$1,000.00	$1,080.10	2.41%	$12.43
Class I	$1,000.00	$1,087.30	1.00%	$ 5.18
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.56	1.66%	$ 8.30
Class A	$1,000.00	$1,016.56	1.66%	$ 8.30
Class C	$1,000.00	$1,012.84	2.41%	$12.03
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	44.0%
Wireless Telecommunications Services	29.8%
Other	23.8%

Closed-End Funds	2.0%
U.S. Government Obligations	0.2%
Corporate Bonds	0.0%*
Other Assets and Liabilities (Net)	0.2%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.9%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 44.0%
	Africa/Middle East — 0.6%
33,000	Maroc Telecom	$551,472	$481,691
430,000	Pakistan Telecommunication Co. Ltd.	189,428	64,018

		740,900	545,709

	Asia/Pacific — 4.4%
230,000	Asia Satellite Telecommunications Holdings Ltd.	494,215	244,805
9,600	DiGi.Com Berhad	14,361	11,182
127,500	First Pacific Co. Ltd.	66,567	94,064
4,100	First Pacific Co. Ltd., ADR	3,337	15,170
90,000	PCCW Ltd.	74,681	51,182
25,000	PLDT Inc., ADR	432,754	882,750
20,000	PT Telekomunikasi Indonesia, ADR	66,766	673,400
535,000	Singapore Telecommunications Ltd.	405,583	1,511,640
280,000	Telekom Malaysia Berhad	355,221	433,765
1,958,977	True Corp. Public Co. Ltd.†	483,646	357,541
24,225	TT&T PCL(a)	100,542	0

		2,497,673	4,275,499

	Europe — 14.3%
160,000	Deutsche Telekom AG, ADR	2,945,839	2,882,400
4,507	Hellenic Telecommunications Organization SA	63,853	54,256
2,000	Hellenic Telecommunications Organization SA, ADR	16,157	11,856
2,200	Iliad SA	288,534	520,387
20,000	Koninklijke KPN NV	52,583	63,983
28,000	Orange SA, ADR	486,556	447,440
50,000	Pharol SGPS SA†	20,575	17,418
65,000	Pharol SGPS SA, ADR	22,633	20,443
14,000	Proximus SA	428,402	489,778
5,000	Rostelecom PJSC, ADR	89,489	36,325
182,000	Sistema PJSC, GDR	1,890,400	760,760
23,000	Swisscom AG, ADR	580,806	1,115,500
585,000	Telecom Italia SpA†	2,245,206	539,872
39,000	Telecom Italia SpA, ADR†	729,144	364,650
209,000	Telefonica SA, ADR	1,861,509	2,171,510
113,000	Telekom Austria AG	1,230,635	887,955
53,000	Telenor ASA	786,244	879,233
397,000	Telia Co. AB	1,178,547	1,827,914
210,000	VEON Ltd., ADR	445,573	821,100

		15,362,685	13,912,780

	Japan — 1.5%
22,000	Nippon Telegraph & Telephone Corp.	405,172	1,038,631

Shares		Cost	Market Value
9,000	Nippon Telegraph & Telephone Corp., ADR	$191,035	$424,080

		596,207	1,462,711

	Latin America — 2.1%
37,415,054	LIME†	499,070	338,166
1,700	Oi SA, ADR†	5,338	1,751
58,000	Telecom Argentina SA, ADR	277,062	1,469,720
705	Telefonica Brasil SA	12,612	7,795
6,221	Telefonica Brasil SA, ADR	44,430	83,921
3,066	Telefonica Brasil SA, Preference	80,331	41,526
7,635	Telefonica SA	123,317	78,814

		1,042,160	2,021,693

	North America — 21.1%
19,000	AT&T Inc.	256,532	716,870
27,000	CenturyLink Inc.	835,722	644,760
141,000	Cincinnati Bell Inc.†	2,969,025	2,756,550
85,000	Frontier Communications Corp.	187,383	98,600
45,000	General Communication Inc., Cl. A†	201,993	1,648,800
80,000	Internap Corp.†	196,861	293,600
66,500	Level 3 Communications Inc.†	1,826,374	3,943,450
29,448	New ULM Telecom Inc.	345,467	355,585
29,500	Shenandoah Telecommunications Co.	111,301	905,650
600	Straight Path Communications Inc., Cl. B†	76,795	107,790
100,500	Telephone & Data Systems Inc.	2,306,422	2,788,875
128,000	Telesites SAB de CV†	97,176	94,085
51,000	TELUS Corp., Toronto	596,703	1,760,695
84,000	Verizon Communications Inc.	2,959,022	3,751,440
180,000	Windstream Holdings Inc.	1,185,831	698,400

		14,152,607	20,565,150

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	34,392,232	42,783,542

	WIRELESS TELECOMMUNICATIONS SERVICES — 29.1%
	Africa/Middle East — 0.5%
72,808	Econet Wireless Zimbabwe Ltd.	21,788	25,759
850,000	Global Telecom Holding SAE†	436,129	325,552
16,000	MTN Group Ltd.	138,186	139,545
175,000	Orascom Telecom Media and Technology Holding SAE, GDR	384,753	52,500

		980,856	543,356

	Asia/Pacific — 3.1%
110,000	Axiata Group Berhad	203,286	123,770
31,000	China Mobile Ltd., ADR	380,180	1,645,790
34,000	China Unicom Hong Kong Ltd., ADR†	238,442	508,640
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	234

See accompanying notes to financial statements.

4

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Asia/Pacific (Continued)
240,000	PT Indosat Tbk	$38,553	$117,051
22,000	SK Telecom Co. Ltd., ADR	424,743	564,740
40,000	TIME dotCom Berhad	81,175	90,387

		1,366,442	3,050,612

	Europe — 5.9%
8,000	Altice NV, Cl. A†	120,167	184,572
15,000	Bouygues SA	445,360	632,524
28,000	Millicom International Cellular SA, SDR	1,775,921	1,653,804
96,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,422,431	787,200
85,500	Vodafone Group plc, ADR	3,178,971	2,456,415

		6,942,850	5,714,515

	Japan — 5.8%
160,500	KDDI Corp.	1,341,558	4,245,277
45,000	NTT DoCoMo Inc.	704,204	1,061,036
4,000	SoftBank Group Corp.	227,330	323,521

		2,273,092	5,629,834

	Latin America — 3.0%
142,000	America Movil SAB de CV, Cl. L, ADR	510,813	2,260,640
140,000	Tim Participacoes SA	398,176	416,252
18,156	Tim Participacoes SA, ADR	397,815	268,709

		1,306,804	2,945,601

	North America — 10.8%
1,000	Altice USA Inc., Cl. A†	30,000	32,300
3,200	ATN International Inc.	9,823	219,008
733	Charter Communications Inc., Cl. A†	92,055	246,911
2,750	Liberty Media Corp. - Liberty Formula One, Cl. A†	4,954	96,333
3,000	Liberty Media Corp. - Liberty Formula One, Cl. C†	29,324	109,860
3,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	6,674	125,940
3,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	82,071	125,100
46,000	Rogers Communications Inc., Cl. B	223,404	2,171,660
88,000	Sprint Corp.†	474,912	722,480
45,500	T-Mobile US Inc.†	868,893	2,758,210
101,500	United States Cellular Corp.†	4,526,120	3,889,480

		6,348,230	10,497,282

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	19,218,274	28,381,200

Shares		Cost	Market Value
	OTHER — 23.8%
	Africa/Middle East — 0.0%
504	Meikles Ltd.†	$203	$126

	Asia/Pacific — 0.9%
68,000	C.P. Pokphand Co. Ltd., ADR	52,895	126,820
27,360	Cheung Kong Property Holdings Ltd.	150,629	214,291
15,000	CJ Hellovision Co. Ltd.	123,750	119,565
27,360	CK Hutchison Holdings Ltd.	245,763	343,426
400,000	Dagang NeXchange Berhad	125,704	54,046

		698,741	858,148

	Europe — 8.7%
45,000	G4S plc	0	191,305
50,000	GN Store Nord A/S	365,047	1,459,983
1,768	Gusbourne plc†	1,486	1,186
18,000	InterXion Holding NV†	250,160	824,040
2,600	Kinnevik AB, Cl. A	77,314	91,999
79,000	Kinnevik AB, Cl. B	1,960,377	2,418,377
20,641	Liberty Global plc, Cl. A†	378,697	662,976
68,500	Liberty Global plc, Cl. C†	909,185	2,135,843
3,275	Liberty Global plc LiLAC, Cl. A†	68,868	71,297
8,944	Liberty Global plc LiLAC, Cl. C†	186,717	191,491
900	Marlowe plc†	521	4,542
733	National Grid plc, ADR	49,112	46,047
2,000	NOS SGPS SA	16,132	12,139
18,035	PostNL NV, ADR	215,936	84,068
5,000	Rocket Internet SE†	99,082	107,505
19,000	Telegraaf Media Groep NV†	400,798	133,829
12,000	Waterloo Investment Holdings Ltd.†	1,432	480

		4,980,864	8,437,107

	Japan — 0.5%
5,200	Furukawa Electric Co. Ltd.	169,700	231,162
15,000	Tokyo Broadcasting System Holdings Inc.	237,742	264,992

		407,442	496,154

	Latin America — 0.4%
16,000	Grupo Televisa SAB, ADR	381,453	389,920

	North America — 13.3%
6,500	AMC Networks Inc., Cl. A†	187,224	347,165
7,400	Cogeco Inc.	144,351	385,179
19,000	Comcast Corp., Cl. A	194,805	739,480
170	CommerceHub Inc., Cl. A†	1,802	2,961
341	CommerceHub Inc., Cl. C†	3,615	5,947
13,000	CyrusOne Inc.	228,726	724,750
7,000	Discovery Communications Inc., Cl. C†	183,889	176,470
60,000	DISH Network Corp., Cl. A†	1,472,660	3,765,600
11,000	EchoStar Corp., Cl. A†	311,530	667,700

See accompanying notes to financial statements.

5

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
3,000	Equinix Inc.	$347,334	$1,287,480
47,500	Gogo Inc.†	621,185	547,675
3,125	Liberty Broadband Corp., Cl. A†	9,703	268,094
4,500	Liberty Broadband Corp., Cl. C†	68,589	390,375
480	Liberty Expedia Holdings Inc., Cl. A†	16,702	25,930
24,500	Liberty Interactive Corp. QVC Group, Cl. A†	374,931	601,230
1,100	Liberty Media Corp. - Liberty Braves, Cl. A†	2,477	26,279
2,655	Liberty Media Corp. - Liberty Braves, Cl. C†	27,268	63,640
15,220	Liberty Ventures, Cl. A†	516,757	795,854
16,000	MSG Networks Inc., Cl. A†	100,979	359,200
4,700	The Madison Square Garden Co, Cl. A†	229,871	925,430
4,000	Time Warner Inc.	323,874	401,640
2,000	Twenty-First Century Fox Inc., Cl. B	18,524	55,740
16,000	Uniti Group Inc.†	359,315	402,240

		5,746,111	12,966,059

	TOTAL OTHER	12,214,814	23,147,514

	TOTAL COMMON STOCKS	65,825,320	94,312,256

	CLOSED-END FUNDS — 2.0%
	North America — 2.0%
35,000	Altaba Inc.†	775,544	1,906,800

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
136,500	Bharti Airtel Ltd., expire 11/30/20†(b)	747,447	682,500

Principal Amount
	CORPORATE BONDS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	Africa/Middle East — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23	1,548	1,532

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$210,000	U.S. Treasury Bills, 0.932% to 0.962%††, 09/14/17 to 09/21/17	$209,568	$209,575

	TOTAL INVESTMENTS — 99.8%	$67,559,427	97,112,663

	Other Assets and Liabilities (Net) — 0.2%		198,333

	NET ASSETS — 100.0%	$97,310,996

(a)	At June 30, 2017, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/17 Carrying Value Per Share
24,225	TT&T PCL	03/31/94	$ 100,542	—

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of the Rule 144A security amounted to $682,500 or 0.70% of total net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	47.5%	$46,144,866
Europe	28.9	28,064,402
Asia/Pacific	9.2	8,866,759
Japan	7.8	7,588,699
Latin America	5.5	5,357,214
Africa/Middle East	1.1	1,090,723

	100.0%	$97,112,663

See accompanying notes to financial statements.

6

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $67,559,427)	$97,112,663
Foreign currency, at value (cost $6,117)	6,092
Receivable for investments sold	75,259
Receivable for Fund shares sold	440
Receivable from Adviser	4,479
Dividends receivable	377,408
Prepaid expenses	21,821

Total Assets	97,598,162

Liabilities:
Payable to custodian	70,379
Payable for Fund shares redeemed	36,144
Payable for investment advisory fees	81,076
Payable for distribution fees	17,869
Payable for accounting fees	11,250
Payable for legal and audit fees	25,981
Payable for shareholder communications expenses	20,688
Payable for shareholder services fees	14,884
Deferred tax liabilities	110
Other accrued expenses	8,785

Total Liabilities	287,166

Net Assets
(applicable to 4,392,876 shares outstanding)	$97,310,996

Net Assets Consist of:
Paid-in capital	$65,562,178
Accumulated net investment income	199,509
Accumulated net realized gain on investments and foreign currency transactions	1,995,633
Net unrealized appreciation on investments (a)	29,553,126
Net unrealized appreciation on foreign currency translations	550

Net Assets	$97,310,996

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($84,022,531 ÷ 3,793,483 shares outstanding; 150,000,000 shares authorized)	$22.15

Class A:
Net Asset Value and redemption price per share ($541,115 ÷ 24,255 shares outstanding; 50,000,000 shares authorized)	$22.31

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.67

Class C:
Net Asset Value and offering price per share ($271,563 ÷ 12,666 shares outstanding; 50,000,000 shares authorized)	$21.44	(c)

Class I:
Net Asset Value, offering, and redemption price per share ($12,475,787 ÷ 562,472 shares outstanding; 50,000,000 shares authorized)	$22.18

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $111,062)	$1,243,433
Interest	356

Total Investment Income	1,243,789

Expenses:
Investment advisory fees	483,814
Distribution fees - Class AAA	106,636
Distribution fees - Class A	735
Distribution fees - Class C	1,377
Shareholder services fees	56,170
Shareholder communications expenses	34,380
Accounting fees	22,500
Registration expenses	22,483
Legal and audit fees	21,881
Custodian fees	18,928
Directors’ fees	15,170
Interest expense	842
Miscellaneous expenses	8,468

Total Expenses	793,384

Less:
Expenses paid indirectly by broker (See Note 6)	(991)
Expense reimbursements (See Note 3)	(21,859)

Total Credits and Reimbursements	(22,850)

Net Expenses	770,534

Net Investment Income.	473,255

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,882,082
Net realized loss on foreign currency transactions	(5,448)

Net realized gain on investments and foreign currency transactions	2,876,634

Net change in unrealized appreciation/depreciation:
on investments (b)	4,536,022
on foreign currency translations	6,103

Net change in unrealized appreciation on investments and foreign currency translations	4,542,125

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,418,759

Net Increase in Net Assets Resulting from Operations	$7,892,014

(a)	Includes deferred Pakistan capital gains tax of $110.
(b)	Includes net change of $(2,571) in deferred Pakistan capital gains tax on unrealized appreciation during the six months ended

June 30, 2017.

(c)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements

7

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$ 473,255	$ 1,243,759
Net realized gain on investments and foreign currency transactions	2,876,634	4,982,345
Net change in unrealized appreciation on investments and foreign currency translations	4,542,125	(3,216,384)

Net Increase in Net Assets Resulting from Operations	7,892,014	3,009,720

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,163,838)
Class A	—	(2,890)
Class C	—	(1,507)
Class I	—	(89,810)

	—	(1,258,045)

Net realized gain
Class AAA	—	(4,630,068)
Class A	—	(34,850)
Class C	—	(17,760)
Class I	—	(293,288)

	—	(4,975,966)

Return of capital
Class AAA	—	(78,376)
Class A	—	(195)
Class C	—	(101)
Class I	—	(6,048)

	—	(84,720)

Total Distributions to Shareholders	—	(6,318,731)

Capital Share Transactions:
Class AAA	(10,938,503)	(9,903,085)
Class A	(169,155)	(619,337)
Class C	(79,457)	(101,536)
Class I	5,362,918	4,854,670

Net Decrease in Net Assets from Capital Share Transactions	(5,824,197)	(5,769,288)

Redemption Fees	—	5,759

Net Increase/(Decrease) in Net Assets.	2,067,817	(9,072,540)
Net Assets:
Beginning of year	95,243,179	104,315,719

End of period (including undistributed net investment income of $199,509 and $ 0, respectively)	$ 97,310,996	$ 95,243,179

See accompanying notes to financial statements.

8

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2017(c)	$20.43	$0.10	$1.62	$1.72	—	—	—	—	—	$22.15	8.4%	$ 84,022	0.89%(d)	1.66%(d)	1.66%(d)(e)	1%
2016	21.30	0.27	0.29	0.56	$(0.28)	$(1.13)	$(0.02)	$(1.43)	$0.00	20.43	2.7	87,893	1.23	1.65	1.65(e)(f)	9
2015	23.63	0.26	(0.82)	(0.56)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.30	(2.5)	101,187	1.08	1.63	1.63(e)	5
2014	24.85	0.35	(0.66)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.63	(1.3)	115,860	1.43	1.61	1.61	3
2013	20.20	0.37	4.65	5.02	(0.37)	—	—	(0.37)	0.00	24.85	24.9	137,545	1.66	1.64	1.64	3
2012	18.60	0.33	1.64	1.97	(0.37)	—	—	(0.37)	0.00	20.20	10.6	117,767	1.71	1.70	1.70	2
Class A
2017(c)	$20.58	$0.09	$1.64	$1.73	—	—	—	—	—	$22.31	8.4%	$ 541	0.79%(d)	1.66%(d)	1.66%(d)(e)	1%
2016	21.29	0.15	0.38	0.53	$(0.09)	$(1.13)	$(0.02)	$(1.24)	$0.00	20.58	2.5	661	0.68	1.65	1.65(e)(f)	9
2015	23.61	0.26	(0.81)	(0.55)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.29	(2.5)	846	1.08	1.63	1.63(e)	5
2014	24.83	0.39	(0.70)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.61	(1.3)	1,114	1.53	1.61	1.61	3
2013	20.19	0.36	4.65	5.01	(0.37)	—	—	(0.37)	0.00	24.83	24.8	1,678	1.61	1.64	1.64	3
2012	18.59	0.32	1.65	1.97	(0.37)	—	—	(0.37)	0.00	20.19	10.6	1,290	1.65	1.70	1.70	2
Class C
2017(c)	$19.85	$0.01	$1.58	$1.59	—	—	—	—	—	$21.44	8.0%	$ 272	0.12%(d)	2.41%(d)	2.41%(d)(e)	1%
2016	20.71	0.09	0.30	0.39	$(0.10)	$(1.13)	$(0.02)	$(1.25)	$0.00	19.85	1.9	328	0.42	2.40	2.40(e)(f)	9
2015	22.98	0.08	(0.79)	(0.71)	(0.06)	(1.49)	(0.01)	(1.56)	0.00	20.71	(3.2)	441	0.36	2.38	2.38(e)	5
2014	24.17	0.19	(0.67)	(0.48)	(0.18)	(0.53)	—	(0.71)	0.00	22.98	(2.0)	621	0.76	2.36	2.36	3
2013	19.64	0.20	4.50	4.70	(0.17)	—	—	(0.17)	0.00	24.17	23.9	814	0.92	2.39	2.39	3
2012	18.10	0.19	1.58	1.77	(0.23)	—	—	(0.23)	0.00	19.64	9.8	815	0.99	2.45	2.45	2
Class I
2017(c)	$20.40	$0.19	$1.59	$1.78	—	—	—	—	—	$22.18	8.7%	$ 12,476	0.74%(d)	1.41%(d)	1.00%(d)(e)(g)	1%
2016	21.27	0.30	0.33	0.63	$(0.35)	$(1.13)	$(0.02)	$(1.50)	$0.00	20.40	3.0	6,361	1.41	1.40	1.35(e)(f)(g)	9
2015	23.60	0.30	(0.79)	(0.49)	(0.34)	(1.49)	(0.01)	(1.84)	0.00	21.27	(2.2)	1,842	1.26	1.38	1.38(e)	5
2014	24.83	0.37	(0.62)	(0.25)	(0.45)	(0.53)	—	(0.98)	0.00	23.60	(1.1)	1,665	1.45	1.36	1.36	3
2013	20.18	0.43	4.64	5.07	(0.42)	—	—	(0.42)	0.00	24.83	25.2	1,811	1.94	1.39	1.39	3
2012	18.58	0.39	1.63	2.02	(0.42)	—	—	(0.42)	0.00	20.18	10.9	1,016	1.96	1.45	1.45	2

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2017, unaudited. (d) Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.22% (Class AAA), 1.54% (Class A), 1.99% (Class C), and 0.95% (Class I).

(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $21,859 and $899 for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

See accompanying notes to financial statements.

9

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

10

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$ 3,917,958	$ 357,541	$ 0	$ 4,275,499
Other Regions (a)	38,508,043	—	—	38,508,043
WIRELESS TELECOMMUNICATIONS SERVICES (a)	28,381,200	—	—	28,381,200
OTHER
Europe	8,435,441	1,186	480	8,437,107
Other Regions (a)	14,710,407	—	—	14,710,407

Total Common Stocks	93,953,049	358,727	480	94,312,256

Closed-End Funds	1,906,800	—	—	1,906,800
Warrants (a)	—	682,500	—	682,500
Corporate Bonds (a)	—	1,532	—	1,532
U.S. Government Obligations	—	209,575	—	209,575

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$95,859,849	$1,252,334	$480	$97,112,663

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where

11

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

12

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2017, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and recharacterization of distributions. These reclassifications have no impact on the NAV of the Fund.

13

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Year Ended December 31, 2016
Distributions paid from:
Ordinary income	$1,299,323
Net long term capital gains	4,934,688
Return of Capital	84,720

Total distributions paid	$6,318,731

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$68,519,612	$38,600,588	$(10,007,537)	$28,593,051

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective December 1, 2016, the Adviser has agreed to amend its contractual agreement with respect to Class I shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual operating expenses after fee waiver and expense reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% of the value of its average daily net assets. For the six months ended June 30, 2017, the Adviser reimbursed certain Class I expenses in the amount of $21,859. In addition, the

14

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. This arrangement is in effect through April 30, 2018. At June 30, 2017, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $22,758:

For the year ended December 31, 2016, expiring December 31, 2018	$899
For the six months ended June 30, 2017, expiring December 31, 2019	21,859

$22,758

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $1,338,905 and $7,264,218, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Fund paid brokerage commissions on security trades of $4,992 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $794 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $991.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2017, there were no borrowings outstanding under the line of credit.

15

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2017 was $64,867 with a weighted average interest rate of 2.15%. The maximum amount borrowed at any time during the six months ended June 30, 2017 was $363,000.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	20,358	$441,991	35,018	$749,451
Shares issued upon reinvestment of distributions	—	—	273,021	5,577,825
Shares redeemed	(528,854)	(11,380,494)	(755,902)	(16,230,361)

Net decrease	(508,496)	$(10,938,503)	(447,863)	$(9,903,085)

Class A
Shares sold	5,646	$123,814	748,844	$16,390,157
Shares issued upon reinvestment of distributions	—	—	1,296	26,665
Shares redeemed	(13,506)	(292,969)	(757,757)	(17,036,159)

Net decrease	(7,860)	$(169,155)	(7,617)	$(619,337)

Class C
Shares sold	—	—	1,808	$37,916
Shares issued upon reinvestment of distributions	—	—	882	17,501
Shares redeemed	(3,863)	$(79,457)	(7,435)	(156,953)

Net decrease	(3,863)	$(79,457)	(4,745)	$(101,536)

Class I
Shares sold	265,821	$5,687,787	222,024	$4,802,848
Shares issued upon reinvestment of distributions	—	—	16,218	330,850
Shares redeemed	(15,219)	(324,869)	(12,962)	(279,028)

Net increase.	250,602	$5,362,918	225,280	$4,854,670

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. On July 5, 2017, the Fund began to offer for sale Class T shares.

16

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q217SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.